Quarterly Holdings Report
for
Fidelity® SAI Japan Stock Index Fund
January 31, 2022

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
JSI-NPRT1-0422
1.9903808.100
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 1.0%
Nippon Telegraph & Telephone Corp.	478,600	13,696,447
Entertainment - 2.2%
Capcom Co. Ltd.	65,400	1,578,805
Koei Tecmo Holdings Co. Ltd.	21,800	788,651
Konami Holdings Corp.	34,600	1,865,280
Nexon Co. Ltd.	183,400	3,457,390
Nintendo Co. Ltd.	41,600	20,385,734
Square Enix Holdings Co. Ltd.	31,900	1,564,311
Toho Co. Ltd.	41,600	1,611,488
		31,251,659
Interactive Media & Services - 0.4%
Kakaku.com, Inc.	49,900	1,033,508
Z Holdings Corp.	996,300	5,059,876
		6,093,384
Media - 0.4%
CyberAgent, Inc.	150,300	1,752,530
Dentsu Group, Inc.	80,400	2,784,395
Hakuhodo DY Holdings, Inc.	86,800	1,329,579
		5,866,504
Wireless Telecommunication Services - 3.8%
KDDI Corp.	599,600	19,156,450
SoftBank Corp.	1,067,900	13,387,057
SoftBank Group Corp.	448,300	19,859,485
		52,402,992
TOTAL COMMUNICATION SERVICES		109,310,986
CONSUMER DISCRETIONARY - 19.8%
Auto Components - 2.2%
Aisin Seiki Co. Ltd.	54,700	1,986,321
Bridgestone Corp.	212,200	9,292,503
DENSO Corp.	161,100	12,023,493
Koito Manufacturing Co. Ltd.	38,800	1,948,168
Stanley Electric Co. Ltd.	48,300	1,128,981
Sumitomo Electric Industries Ltd.	280,200	3,715,032
		30,094,498
Automobiles - 8.4%
Honda Motor Co. Ltd.	606,000	17,848,387
Isuzu Motors Ltd.	216,700	2,654,576
Mazda Motor Corp. (a)	211,500	1,629,343
Nissan Motor Co. Ltd. (a)	863,400	4,569,624
Subaru Corp.	228,800	4,164,471
Suzuki Motor Corp.	136,900	5,828,401
Toyota Motor Corp.	3,942,100	77,908,424
Yamaha Motor Co. Ltd.	110,600	2,633,776
		117,237,002
Hotels, Restaurants & Leisure - 1.0%
McDonald's Holdings Co. (Japan) Ltd.	29,600	1,292,645
Oriental Land Co. Ltd.	74,400	12,951,805
		14,244,450
Household Durables - 5.2%
Iida Group Holdings Co. Ltd.	54,700	1,138,014
Open House Group Co. Ltd.	30,500	1,579,083
Panasonic Corp.	820,900	9,037,704
Rinnai Corp.	13,400	1,196,687
Sekisui Chemical Co. Ltd.	140,200	2,451,257
Sekisui House Ltd.	229,000	4,639,577
Sharp Corp.	79,700	885,955
Sony Group Corp.	468,800	52,443,942
		73,372,219
Internet & Direct Marketing Retail - 0.4%
Mercari, Inc. (a)	38,300	1,446,429
Rakuten Group, Inc.	322,800	2,800,412
ZOZO, Inc.	46,300	1,233,776
		5,480,617
Leisure Products - 1.0%
Bandai Namco Holdings, Inc.	74,300	5,222,409
SHIMANO, Inc.	27,600	6,189,083
Yamaha Corp.	49,900	2,273,204
		13,684,696
Multiline Retail - 0.2%
Pan Pacific International Holdings Ltd.	153,200	2,061,893
Ryohin Keikaku Co. Ltd.	93,800	1,346,910
		3,408,803
Specialty Retail - 1.4%
Fast Retailing Co. Ltd.	21,700	12,769,686
Hikari Tsushin, Inc.	7,800	936,505
Nitori Holdings Co. Ltd.	29,800	4,269,227
USS Co. Ltd.	81,300	1,326,872
		19,302,290
TOTAL CONSUMER DISCRETIONARY		276,824,575
CONSUMER STAPLES - 6.7%
Beverages - 1.1%
Asahi Group Holdings	169,600	6,923,193
ITO EN Ltd.	19,900	1,071,895
Kirin Holdings Co. Ltd.	305,800	4,901,407
Suntory Beverage & Food Ltd.	51,700	1,985,213
		14,881,708
Food & Staples Retailing - 1.8%
AEON Co. Ltd.	243,200	5,541,836
Cosmos Pharmaceutical Corp.	7,400	924,148
Kobe Bussan Co. Ltd.	50,800	1,581,373
Lawson, Inc.	18,600	815,221
Seven & i Holdings Co. Ltd.	280,100	14,245,505
Tsuruha Holdings, Inc.	14,700	1,184,002
Welcia Holdings Co. Ltd.	35,000	945,275
		25,237,360
Food Products - 1.3%
Ajinomoto Co., Inc.	173,500	4,840,909
Kikkoman Corp.	54,000	4,081,750
Meiji Holdings Co. Ltd.	45,400	2,832,127
Nisshin Seifun Group, Inc.	73,500	1,032,100
Nissin Food Holdings Co. Ltd.	23,600	1,674,010
Toyo Suisan Kaisha Ltd.	33,000	1,352,102
Yakult Honsha Co. Ltd.	47,700	2,418,462
		18,231,460
Household Products - 0.5%
Lion Corp.	83,300	1,088,393
Unicharm Corp.	150,000	5,796,528
		6,884,921
Personal Products - 1.4%
Kao Corp.	176,600	8,824,981
Kobayashi Pharmaceutical Co. Ltd.	19,800	1,541,885
Kose Corp.	12,400	1,133,726
Pola Orbis Holdings, Inc.	33,900	505,258
Shiseido Co. Ltd.	148,700	7,501,023
		19,506,873
Tobacco - 0.6%
Japan Tobacco, Inc.	445,900	8,902,341
TOTAL CONSUMER STAPLES		93,644,663
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
ENEOS Holdings, Inc.	1,141,500	4,546,168
Idemitsu Kosan Co. Ltd.	77,500	1,985,677
INPEX Corp.	380,400	3,845,653
		10,377,498
FINANCIALS - 10.2%
Banks - 5.1%
Chiba Bank Ltd.	196,600	1,270,954
Concordia Financial Group Ltd.	404,100	1,660,590
Japan Post Bank Co. Ltd.	150,300	1,478,616
Mitsubishi UFJ Financial Group, Inc.	4,544,000	27,542,463
Mizuho Financial Group, Inc.	896,600	12,145,351
Resona Holdings, Inc.	765,900	3,291,408
Shizuoka Bank Ltd.	165,600	1,301,197
Sumitomo Mitsui Financial Group, Inc.	485,300	17,480,977
Sumitomo Mitsui Trust Holdings, Inc.	125,600	4,343,399
		70,514,955
Capital Markets - 1.0%
Daiwa Securities Group, Inc.	537,200	3,237,006
Japan Exchange Group, Inc.	189,400	3,896,118
Nomura Holdings, Inc.	1,142,500	5,047,049
SBI Holdings, Inc. Japan	90,900	2,344,839
		14,525,012
Diversified Financial Services - 0.8%
Mitsubishi UFJ Lease & Finance Co. Ltd.	245,800	1,269,479
ORIX Corp.	453,900	9,362,652
Tokyo Century Corp.	13,700	676,086
		11,308,217
Insurance - 3.3%
Dai-ichi Mutual Life Insurance Co.	373,700	8,411,785
Japan Post Holdings Co. Ltd.	910,100	7,768,193
Japan Post Insurance Co. Ltd.	74,000	1,297,491
MS&AD Insurance Group Holdings, Inc.	165,500	5,676,575
Sompo Holdings, Inc.	118,000	5,521,630
T&D Holdings, Inc.	199,800	2,952,707
Tokio Marine Holdings, Inc.	233,400	13,927,840
		45,556,221
TOTAL FINANCIALS		141,904,405
HEALTH CARE - 9.1%
Health Care Equipment & Supplies - 3.1%
ASAHI INTECC Co. Ltd.	80,600	1,375,115
Hoya Corp.	137,400	17,816,431
Olympus Corp.	410,600	9,188,016
Sysmex Corp.	62,300	5,930,394
Terumo Corp.	240,000	8,760,926
		43,070,882
Health Care Providers & Services - 0.1%
Medipal Holdings Corp.	68,200	1,227,263
Health Care Technology - 0.5%
M3, Inc.	164,000	6,305,241
Pharmaceuticals - 5.4%
Astellas Pharma, Inc.	692,100	11,170,892
Chugai Pharmaceutical Co. Ltd.	249,600	8,106,954
Daiichi Sankyo Kabushiki Kaisha	651,400	14,636,959
Eisai Co. Ltd.	88,200	4,417,501
Kyowa Hakko Kirin Co., Ltd.	100,400	2,502,450
Nippon Shinyaku Co. Ltd.	18,300	1,196,287
Ono Pharmaceutical Co. Ltd.	137,400	3,332,185
Otsuka Holdings Co. Ltd.	145,100	4,950,426
Santen Pharmaceutical Co. Ltd.	133,900	1,520,324
Shionogi & Co. Ltd.	98,500	5,613,777
Sumitomo Dainippon Pharma Co., Ltd.	66,500	723,802
Taisho Pharmaceutical Holdings Co. Ltd.	14,200	697,393
Takeda Pharmaceutical Co. Ltd.	588,100	17,045,019
		75,913,969
TOTAL HEALTH CARE		126,517,355
INDUSTRIALS - 21.8%
Air Freight & Logistics - 0.3%
SG Holdings Co. Ltd.	118,800	2,521,921
Yamato Holdings Co. Ltd.	108,100	2,301,908
		4,823,829
Airlines - 0.2%
Ana Holdings, Inc. (a)	59,500	1,256,506
Japan Airlines Co. Ltd. (a)	53,700	1,016,412
		2,272,918
Building Products - 2.0%
AGC, Inc.	71,900	3,299,879
Daikin Industries Ltd.	92,600	19,440,834
LIXIL Group Corp.	99,000	2,266,125
Toto Ltd.	52,600	2,263,930
		27,270,768
Commercial Services & Supplies - 0.7%
Dai Nippon Printing Co. Ltd.	82,500	1,980,424
Secom Co. Ltd.	78,000	5,492,300
Sohgo Security Services Co., Ltd.	26,500	961,090
Toppan, Inc.	97,400	1,852,747
		10,286,561
Construction & Engineering - 0.6%
Kajima Corp.	166,600	2,012,130
Obayashi Corp.	240,900	1,951,808
SHIMIZU Corp.	205,000	1,364,978
Taisei Corp.	70,900	2,324,178
		7,653,094
Electrical Equipment - 1.8%
Fuji Electric Co. Ltd.	47,200	2,522,665
Mitsubishi Electric Corp.	678,400	8,495,875
Nidec Corp.	166,200	14,730,284
		25,748,824
Industrial Conglomerates - 1.8%
Hitachi Ltd.	359,800	18,700,977
Toshiba Corp.	152,300	6,306,750
		25,007,727
Machinery - 5.3%
Daifuku Co. Ltd.	37,600	2,610,372
FANUC Corp.	71,300	14,099,456
Hino Motors Ltd.	106,800	928,349
Hitachi Construction Machinery Co. Ltd.	40,000	1,017,093
Hoshizaki Corp.	20,200	1,492,668
Komatsu Ltd.	325,500	8,179,474
Kubota Corp.	381,900	8,190,052
Kurita Water Industries Ltd.	36,700	1,492,351
Makita Corp.	83,300	3,117,373
Minebea Mitsumi, Inc.	134,900	3,301,083
Misumi Group, Inc.	105,700	3,429,107
Mitsubishi Heavy Industries Ltd.	119,100	3,234,685
Miura Co. Ltd.	32,600	962,519
NGK Insulators Ltd.	95,800	1,618,802
SMC Corp.	21,300	11,880,321
Toyota Industries Corp.	54,500	4,251,470
Yaskawa Electric Corp.	89,200	3,734,837
		73,540,012
Marine - 0.3%
Nippon Yusen KK	60,000	4,703,603
Professional Services - 2.1%
Benefit One, Inc.	29,700	903,277
Nihon M&A Center Holdings, Inc.	112,500	1,771,111
Persol Holdings Co. Ltd.	66,000	1,703,844
Recruit Holdings Co. Ltd.	504,300	24,926,846
		29,305,078
Road & Rail - 2.3%
Central Japan Railway Co.	53,500	7,019,768
East Japan Railway Co.	112,200	6,406,943
Hankyu Hanshin Holdings, Inc.	83,900	2,443,291
Keio Corp.	37,800	1,700,267
Keisei Electric Railway Co.	47,600	1,343,326
Kintetsu Group Holdings Co. Ltd. (a)	63,000	1,830,500
Nippon Express Holdings, Inc.	33,300	1,973,483
Odakyu Electric Railway Co. Ltd.	108,600	1,919,044
Tobu Railway Co. Ltd.	68,500	1,604,491
Tokyu Corp.	184,400	2,450,276
West Japan Railway Co.	80,000	3,352,301
		32,043,690
Trading Companies & Distributors - 4.4%
Itochu Corp.	441,800	14,193,472
Marubeni Corp.	581,300	5,981,544
Mitsubishi Corp.	469,400	15,937,274
Mitsui & Co. Ltd.	579,900	14,460,027
MonotaRO Co. Ltd.	93,100	1,529,707
Sumitomo Corp.	418,400	6,466,545
Toyota Tsusho Corp.	78,900	3,199,671
		61,768,240
TOTAL INDUSTRIALS		304,424,344
INFORMATION TECHNOLOGY - 14.1%
Electronic Equipment & Components - 6.0%
Azbil Corp.	45,900	1,802,847
Hamamatsu Photonics K.K.	52,200	2,670,621
Hirose Electric Co. Ltd.	12,100	1,803,600
Ibiden Co. Ltd.	39,300	2,196,099
Keyence Corp.	72,300	37,084,308
Kyocera Corp.	119,300	7,357,388
Murata Manufacturing Co. Ltd.	213,500	16,051,631
OMRON Corp.	69,000	5,044,554
Shimadzu Corp.	88,100	3,178,800
TDK Corp.	144,500	5,218,603
Yokogawa Electric Corp.	84,900	1,391,129
		83,799,580
IT Services - 2.4%
Fujitsu Ltd.	73,100	9,663,702
GMO Payment Gateway, Inc.	15,600	1,368,928
ITOCHU Techno-Solutions Corp.	35,600	971,173
NEC Corp.	91,300	3,561,914
Nomura Research Institute Ltd.	124,900	4,372,236
NTT Data Corp.	234,700	4,499,372
OBIC Co. Ltd.	25,900	4,279,241
Otsuka Corp.	42,400	1,720,456
SCSK Corp.	58,100	983,136
TIS, Inc.	83,200	2,188,215
		33,608,373
Semiconductors & Semiconductor Equipment - 3.8%
Advantest Corp.	74,200	6,315,354
Disco Corp.	10,700	2,942,005
Lasertec Corp.	28,000	6,281,449
Renesas Electronics Corp. (a)	467,100	5,360,819
ROHM Co. Ltd.	32,600	2,746,132
Sumco Corp.	123,700	2,280,545
Tokyo Electron Ltd.	55,500	27,146,890
		53,073,194
Software - 0.3%
Oracle Corp. Japan	14,300	1,069,506
Trend Micro, Inc.	49,700	2,636,714
		3,706,220
Technology Hardware, Storage & Peripherals - 1.6%
Brother Industries Ltd.	87,700	1,615,089
Canon, Inc.	371,900	8,795,708
FUJIFILM Holdings Corp.	133,900	8,976,125
Ricoh Co. Ltd.	249,200	2,104,349
Seiko Epson Corp.	104,000	1,619,957
		23,111,228
TOTAL INFORMATION TECHNOLOGY		197,298,595
MATERIALS - 5.0%
Chemicals - 3.9%
Asahi Kasei Corp.	466,300	4,606,077
JSR Corp.	75,700	2,509,319
Kansai Paint Co. Ltd.	66,000	1,370,014
Mitsubishi Chemical Holdings Corp.	476,100	3,734,618
Mitsubishi Gas Chemical Co., Inc.	58,700	1,124,417
Mitsui Chemicals, Inc.	68,400	1,829,333
Nippon Paint Holdings Co. Ltd.	308,400	2,466,404
Nippon Sanso Holdings Corp.	56,400	1,120,036
Nissan Chemical Corp.	45,200	2,452,475
Nitto Denko Corp.	52,900	4,118,775
Shin-Etsu Chemical Co. Ltd.	131,700	22,034,648
Sumitomo Chemical Co. Ltd.	553,800	2,792,842
Toray Industries, Inc.	515,800	3,259,761
Tosoh Corp.	96,600	1,511,451
		54,930,170
Metals & Mining - 1.0%
Hitachi Metals Ltd. (a)	80,200	1,446,221
JFE Holdings, Inc.	182,700	2,347,121
Nippon Steel & Sumitomo Metal Corp.	317,900	5,195,936
Sumitomo Metal Mining Co. Ltd.	91,900	4,244,835
		13,234,113
Paper & Forest Products - 0.1%
Oji Holdings Corp.	301,400	1,604,376
TOTAL MATERIALS		69,768,659
REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Daiwa House REIT Investment Corp.	816	2,430,837
GLP J-REIT	1,586	2,552,847
Japan Real Estate Investment Corp.	464	2,551,512
Japan Retail Fund Investment Corp.	2,598	2,189,368
Nippon Building Fund, Inc.	553	3,202,500
Nippon Prologis REIT, Inc.	768	2,396,343
Nomura Real Estate Master Fund, Inc.	1,579	2,190,758
ORIX JREIT, Inc.	975	1,399,179
		18,913,344
Real Estate Management & Development - 2.0%
Daito Trust Construction Co. Ltd.	24,300	2,786,397
Daiwa House Industry Co. Ltd.	210,400	6,140,139
Hulic Co. Ltd.	140,900	1,361,891
Mitsubishi Estate Co. Ltd.	439,700	6,332,747
Mitsui Fudosan Co. Ltd.	340,900	7,307,992
Nomura Real Estate Holdings, Inc.	44,000	1,030,341
Sumitomo Realty & Development Co. Ltd.	115,000	3,558,122
		28,517,629
TOTAL REAL ESTATE		47,430,973
UTILITIES - 0.8%
Electric Utilities - 0.4%
Chubu Electric Power Co., Inc.	239,400	2,397,807
Kansai Electric Power Co., Inc.	261,700	2,470,219
Tokyo Electric Power Co., Inc. (a)	567,600	1,512,229
		6,380,255
Gas Utilities - 0.4%
Osaka Gas Co. Ltd.	139,200	2,367,290
Tokyo Gas Co. Ltd.	139,200	2,810,691
		5,177,981
TOTAL UTILITIES		11,558,236
TOTAL COMMON STOCKS (Cost $1,463,586,854)		1,389,060,289

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (b) (Cost $2,688,640)	2,688,102	2,688,640

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $1,466,275,494)	1,391,748,929
NET OTHER ASSETS (LIABILITIES) - 0.4% (c)	5,706,626
NET ASSETS - 100.0%	1,397,455,555

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Yen Denominated Nikkei 225 Contracts (United States)	71	Mar 2022	8,424,618	(242,206)	(242,206)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Includes $400,678 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	1,114,474	6,279,159	4,704,993	274	-	-	2,688,640	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	1,042,500	123,845	1,166,345	226	-	-	-	0.0%
Total	2,156,974	6,403,004	5,871,338	500	-	-	2,688,640

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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